Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	$ 586,355	$ (121,794)	$ 0	$ 464,741
Beginning balance,shares at Dec. 31, 2020	17,741,008	22,822	250,000
Stock-based compensation expense (Note 17)	$ 8	$ 0	$ 0	3,502	0	0	3,510
Stock-based compensation expense (Note 17), shares	747,604
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	$ 55	0	0	67,494	0	0	67,549
Issuance of Class A common shares, net of offering costs (Notes 16 and 17), shares	5,541,959
Conversion of Series C Preferred shares to Class A common shares (Note 16)	$ 130	0	$ (3)	(127)	0	0	0
Conversion of Series C Preferred shares to Class A common shares (Note 16), shares	12,955,188
Conversion of Series C Preferred shares to Class A common shares (Note 16), shares			(250,000)
Cancellation of Class A common shares (Note 16)	$ (5)	0	$ 0	(9,995)	0	0	(10,000)
Cancellation of Class A common shares (Note 16), shares	(521,650)
Other comprehensive loss	$ 0	0	0	0	0	227	227
Net Income for the year	0	0	0	0	171,495	0	171,495
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(8,263)	0	(8,263)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	$ 0	0	51,234	0	0	51,234
Issuance of Series B Preferred shares, net of offering costs, shares		20,770
Class A common shares dividend (Note 16)	0	$ 0	0	0	(27,940)	0	(27,940)
Ending balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	698,463	13,498	227	712,553
Ending balance,shares at Dec. 31, 2021	36,464,109	43,592	0
Stock-based compensation expense (Note 17)	$ 5	$ 0	$ 0	10,099	0	0	10,104
Stock-based compensation expense (Note 17), shares	586,819
Cancellation of Class A common shares (Note 16)	$ (11)	0	0	(20,000)	0	0	(20,011)
Cancellation of Class A common shares (Note 16), shares	(1,060,640)
Other comprehensive loss	$ 0	0	0	0	0	31,253	31,253
Net Income for the year	0	0	0	0	292,925	0	292,925
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	0	(300)	0	0	(300)
Class A common shares dividend (Note 16)	0	0	0	0	(50,497)	0	(50,497)
Ending balance, value at Dec. 31, 2022	$ 359	$ 0	$ 0	688,262	246,390	31,480	966,491
Ending balance,shares at Dec. 31, 2022	35,990,288	43,592	0
Stock-based compensation expense (Note 17)	$ 5	$ 0	$ 0	10,184	0	0	10,189
Stock-based compensation expense (Note 17), shares	440,698
Cancellation of Class A common shares (Note 16)	$ (13)	0	0	(21,956)	0	0	(21,969)
Cancellation of Class A common shares (Note 16), shares	(1,242,663)
Other comprehensive loss	$ 0	0	0	0	0	(12,140)	(12,140)
Net Income for the year	0	0	0	0	304,500	0	304,500
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(9,536)	0	(9,536)
Issuance of Series B Preferred shares, net of offering costs (Note 16)	0	0	0	102	0	0	102
Class A common shares dividend (Note 16)	0	0	0	0	(53,249)	0	(53,249)
Ending balance, value at Dec. 31, 2023	$ 351	$ 0	$ 0	$ 676,592	$ 488,105	$ 19,340	$ 1,184,388
Ending balance,shares at Dec. 31, 2023	35,188,323	43,592	0